Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information by business segment and by geographic area
Product inventory	$ 2,867	$ 2,373
Investments in associates and joint ventures	3,568	3,696	$ 2,940
Property, plant and equipment and intangible	63,371	62,290
Additions to property, plant and equipment and intangible	3,831	4,951
Depreciation, depletion and amortization	3,708	3,487
Discontinued operations
Information by business segment and by geographic area
Investments in associates and joint ventures		90
Ferrous minerals
Information by business segment and by geographic area
Product inventory	1,770	1,134
Investments in associates and joint ventures	1,922	1,808
Property, plant and equipment and intangible	36,103	34,834
Additions to property, plant and equipment and intangible	2,679	3,246
Depreciation, depletion and amortization	1,767	1,618
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Goodwill	2,157	1,246
Coal
Information by business segment and by geographic area
Product inventory	82	126
Investments in associates and joint ventures	317	285
Property, plant and equipment and intangible	1,719	1,907
Additions to property, plant and equipment and intangible	118	612
Depreciation, depletion and amortization	297	191
Base metals
Information by business segment and by geographic area
Product inventory	1,009	1,110
Investments in associates and joint ventures	13	12
Property, plant and equipment and intangible	23,603	23,372
Additions to property, plant and equipment and intangible	1,010	1,057
Depreciation, depletion and amortization	1,614	1,658
Base metals | Nickel and other products
Information by business segment and by geographic area
Goodwill	1,953	1,835
Others
Information by business segment and by geographic area
Product inventory	6	3
Investments in associates and joint ventures	1,316	1,591
Property, plant and equipment and intangible	1,946	2,177
Additions to property, plant and equipment and intangible	24	36
Depreciation, depletion and amortization	$ 30	$ 20